Lease Liabilities (Details) - Schedule of lease liabilities - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Lease Liabilities Abstract
Current liability		$ 51,213	$ 86,912
Non-current liability			51,213
Balance at the end of the financial year		51,213	138,125
Reconciliation of lease liabilities
Balance at the beginning of the financial year		138,125	206,268
Lease liability recognised - new operating lease 1	[1]
Repayment of lease liability		$ (86,912)	$ (68,143)

[1]	The consolidated entity has a 3-year lease agreement for office premises in Perth, Australia. The total payments under the lease amounting to A$299,129 were discounted at the Company’s incremental borrowing rate of 10% in order to determine the initial lease liability of A$211,191. To determine the incremental borrowing rate, third-party financing received was used as a starting point and adjusted to reflect changes in financing conditions since the third-party financing was received.